NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss attributable to holders of ordinary shares of Mercurity Fintech Holding Inc.	$ (20,746,131)	$ (1,651,273)	$ (1,225,300)
Continuing operations	(12,385,809)	(693,318)	767,302
Discontinued operations	$ (8,360,322)	$ (957,955)	$ (1,992,602)
Denominator
Weighted average ordinary shares outstanding used in computing basic net loss per ordinary shares	3,888,373,404	2,675,881,652	1,723,033,130
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	3,888,373,404	2,675,881,652	1,723,033,130
Net loss per ordinary shares
Basic	$ 0.00	$ 0.00	$ 0.00
Diluted	0.00	0.00	0.00
Net Loss per ordinary share from continuing operation
Basic	0.00	0.00	0.00
Diluted	0.00	0.00	0.00
Net Loss per ordinary share from discontinued operation
Basic	0.00	0.00	0.00
Diluted	$ 0.00	$ 0.00	$ 0.00